PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment
Total property plant and equipment, at cost	$ 13,174,469	$ 14,081,040
Less: accumulated depreciation	(6,061,550)	(6,076,185)
Property, plant and equipment before construction in progress	7,112,919	8,004,855
Construction in progress ("CIP")	11,668
Property, plant and equipment, net	7,124,587	8,004,855
Buildings
Property, Plant and Equipment
Total property plant and equipment, at cost	5,817,029	6,217,128
Machinery
Property, Plant and Equipment
Total property plant and equipment, at cost	6,519,759	6,960,604
Furniture, fixtures and equipment
Property, Plant and Equipment
Total property plant and equipment, at cost	601,045	652,363
Motor vehicles
Property, Plant and Equipment
Total property plant and equipment, at cost	$ 236,636	$ 250,945